Accounts And Other Receivables And Contract Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts and other receivables and contract assets
20	Accounts and other receivables and contract assets

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Contract acquisition cost	9,016,555	7,964,247
Loan facilitation and service fees	10,344,007	7,380,284
Receivables from external payment services providers (a)	1,750,254	2,665,300
Trust statutory deposits (b)	968,490	1,359,642
Wealth management transaction and service fees receivables	882,060	1,052,735
— Current Products	634,934	894,323
— Legacy Products	247,126	158,412
Receivables for shares repurchase program (Note 37(a))	—	870,006
Other deposit s	490,815	542,817
Guarantee fee s	88,900	410,577
Receivables f rom ADS income	3,524	111,933
Receivables f rom exercise of share options	—	36,036
Others	469,751	582,044

Less: Provision for impairment losses (c)	(688,378)	(630,848)

	23,325,978	22,344,773

(a)
The
Group maintains accounts with external online payment services providers to transfer deposits of platform investors, collect principal and interests from borrowers and make loans. The Group recorded the related amounts as receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by trust regulations.
(c)	The following table sets forth the movements in the provision for impairment losses:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At the beginning of the year	252,324	401,626	688,378
Impairment loss recognized in the consolidated statement of comprehensive income	794,116	1,499,344	991,903
Written off during the year	(839,243)	(1,283,858)	(1,083,618)
Recovery of receivables written off previously	194,429	71,266	34,185

At the end of the year	401,626	688,378	630,848

(d)
The loss allowance as of December 31, 2020 was determined as follows for receivables from
loan facilitation and service fees, wealth management transaction and service fees receivables and guarantee fee:

	As of December 31, 2020
	Current	1-90 days past due	91-180 days past due	Total
Accounts and other receivables and contract assets	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	2.92%	84.22%	99.49%	6.08%
Loan facilitation and service fee	9,953,323	174,102	216,582	10,344,007
Wealth management transaction and service fee receivables	882,060	—	—	882,060
Guarantee fee	80,557	5,657	2,686	88,900

Loss allowance	(318,820)	(151,398)	(218,160)	(688,378)

(e)
The loss allowance as of December 31, 2021 was determined as follows for receivables from
loan facilitation and service fees, wealth management transaction and service fees receivables and guarantee fee:

	As of December 31, 2021
	Current	1-90 days past due	91-180 days past due	Total
Accounts and other receivables and contract assets	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	2.36%	89.87%	94.83%	7.12%
Loan facilitation and service fee	6,943,369	201,188	235,727	7,380,284
Wealth management transaction and service fee receivables	1,052,735	—	—	1,052,735
Guarantee fee	379,493	18,069	13,015	410,577

Loss allowance	(197,933)	(197,042)	(235,873)	(630,848)

As of December 31, 2021 and 2020, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowance was recorded against contract acquisition cost.